Total Capital and Net (Loss) Income Per Common Unit - Additional Information - Net (Loss) Income Per Common Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Limited partners' interest in net (loss) income	$ (323,035)	$ 34,608	$ (348,237)	$ (90,928)
Gain on repurchase			19,971
Limited partners' interest in (loss) income for basic net (loss) income per common unit	(302,720)	33,782	(329,543)	(108,484)
Limited partners' interest in diluted net (loss) income	$ (325,630)	$ 37,181	$ (329,543)	$ (108,484)
Weighted average number of common units (shares)	170,657,562	139,057,659	156,966,145	118,046,087
Common units and common unit equivalents (shares)	182,393,904	157,914,277	156,966,145	118,046,087
Limited partner's interest in net (loss) income per common unit
- basic (usd per share)	$ (1.77)	$ 0.24	$ (2.10)	$ (0.92)
- diluted (usd per share)	$ (1.79)	$ 0.24	$ (2.10)	$ (0.92)
Distributions payable and paid on the preferred units	$ 11,900	$ 12,400	$ 36,700	$ 33,400
Below cash distribution per unit (in usd per share)	$ 0.35	$ 0.35	$ 0.35	$ 0.35
Warrants
Limited partner's interest in net (loss) income per common unit
Antidilutive securities (in shares)	11,000,000	8,200,000	8,200,000	6,800,000
Restricted Units
Limited partner's interest in net (loss) income per common unit
Antidilutive securities (in shares)	100,000		400,000	300,000
Series C-1 Preferred Units
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dilutive effect of Series C-1 repurchase, unit based compensation and warrants (shares)	11,736,342	18,856,618	0	0
Convertible Preferred Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Gain on repurchase			$ 269,993
Limited partner's interest in net (loss) income per common unit
Antidilutive securities (in shares)	37,300,000	12,600,000	51,300,000	38,700,000
Limited Partners
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred units - periodic accretion	$ (764)	$ (826)	$ (2,373)	$ (826)
Gain on repurchase	19,588
Net gain on repurchase of Preferred units		0	19,577	0
Gain on the modification of warrants	1,491	0	1,490	0
Limited partners' interest in (loss) income for basic net (loss) income per common unit	(302,720)	33,782	(329,543)	(108,484)
Preferred units - periodic accretion	0	826	0	0
Limited Partners | Series C Preferred Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Additional consideration for induced conversion of Series C Preferred Units	0	0	0	(36,961)
Deemed contribution on exchange of Series C Preferred Units	0	0	0	20,231
Limited Partners | Series C-1 Preferred Units
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net gain on repurchase of Preferred units	(26,925)	0	0	0
Preferred units - cash distribution	4,015	0	0	0
Limited Partners | Series D Preferred Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred units - cash distribution	$ 0	$ 2,573	$ 0	$ 0